REPORTABLE SEGMENTS - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REPORTABLE SEGMENTS
Total	$ 8,707,042	$ 5,997,703	$ 26,206,876	$ 16,380,734	$ 22,652,885	$ 19,972,239
United States
REPORTABLE SEGMENTS
Total	7,979,167	4,074,219	23,968,124	13,747,940	20,939,197	19,026,833
Other
REPORTABLE SEGMENTS
Total	727,875	1,923,484	2,238,752	2,632,794	1,713,688	945,406
Owned Service Network | Operating segments
REPORTABLE SEGMENTS
Total	4,547,965	2,666,458	13,240,732	9,450,969	12,201,600	18,408,926
Owned Service Network | Operating segments | United States
REPORTABLE SEGMENTS
Total	4,370,343	2,666,458	12,581,768	9,450,969	12,201,600	18,408,926
Owned Service Network | Operating segments | Other
REPORTABLE SEGMENTS
Total	177,622		658,964
Managed Solutions | Operating segments
REPORTABLE SEGMENTS
Total	455,399	1,407,761	2,820,718	4,272,261	4,429,995	617,907
Managed Solutions | Operating segments | United States
REPORTABLE SEGMENTS
Total	455,399	1,407,761	2,820,718	4,272,261	4,429,995	617,907
Logistics | Operating segments
REPORTABLE SEGMENTS
Total	3,153,425		8,565,638		4,307,602
Logistics | Operating segments | United States
REPORTABLE SEGMENTS
Total	3,153,425		8,565,638		4,307,602
Transportation | Operating segments
REPORTABLE SEGMENTS
Total	550,253	1,923,484	1,579,788	2,657,504	1,713,688	945,406
Transportation | Operating segments | United States
REPORTABLE SEGMENTS
Total				24,710
Transportation | Operating segments | Other
REPORTABLE SEGMENTS
Total	$ 550,253	$ 1,923,484	$ 1,579,788	$ 2,632,794	$ 1,713,688	$ 945,406